Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) FinancialInstitution	Dec. 31, 2025 USD ($) FinancialInstitution	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 48,065	$ 48,244
Restricted cash	5,109	8,109
Restricted cash, non-current	6,300	6,300
Cash and cash equivalents and restricted cash	$ 59,474	$ 62,653	$ 25,394	$ 34,916
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 9,500	$ 10,000
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	109	109
October 2024 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	$ 5,000	$ 8,000
Interest period for pledged capital	1 month	1 month
February 2025 Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 3,000	$ 3,000
December 2025 Danish Ship Finance Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,800	2,800
June 2026 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 500
June 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		$ 500